SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Maturity of Securities
The securities mature over the following years:
	December 31
	2011	2012
	In thousands
Mature within 12 months	$5,347
Mature after one year up to 2 years	4,047
Mature after two years up to 3 years	3,732
Mature after 3 years up to 7 years	5,515
Mature after 7 years up to 25 years	1,062
	$19,703	-,-

Schedule of Securities
Through December 31, 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	*(3,745)

*	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.

Schedule of Trade Receivables
	December 31
	2011	2012
	In thousands

b. Trade receivables
Open accounts	$6,482	$4,446

Schedule of Other Current Assets
	December 31
	2011	2012
	In thousands
c. Other current assets:
Government of Israel	$300	$464
Prepaid expenses	475	404
Advances to suppliers	1,451	747
Sundry	12	49
	$2,238	$1,664

Schedule of Inventory
d. Inventories:
Raw materials	$524	$1,009
Finished goods	3,558	2,699
	$4,082	$3,708

Schedule of Accrued Expenses and Other Payables
Accrued expenses and other payables:
	December 31
	2011	2012
	In thousands
Accrued expenses in respect of deferred income, see f. below	$94	$95
Employees and employee institutions	1,411	467
Provision for vacation pay	624	129
Provision for warranty *	1,217	1,072
Accrued royalties and commitments	1,733	1,412
Accrued interest	699	164
Executives**	372	1,021
Sundry	28	22
	$6,178	$4,382

**	Two executives, who are shareholders agreed to defer part of the payment of their compensation. This deferral is included in the amounts above.

Changes in the Warranty Accrual

	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$998	$911	$1,217
Payments made under the warranty	(440)	(184)	(59)
Product warranties issued for new sales	550	585	392
Changes in accrual in respect of pre-existing
warranties	(197)	(95)	(478)
Balance at end of year	$911	$1,217	$1,072

Schedule of Deferred Income	Deferred income:
	December 31
	2011		2012
	In thousands
Revenues to be recognized in future periods		$2,350		$2,367
Applicable PCS and other costs		(94)		(95)
	$	*2,256	$	*2,272

Schedule of the Changes in Deferred Income
	Year ended December 31
	2010	2011	2012
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$1,371	$1,933	$2,256
Recognized during the year	(849)	(1,069)	(1,157)
Deferred income relating to new sales	1,411	1,392	1,173
Balance at end of year	$1,933	$2,256	$2,272

Schedule of Revenues by Geographic Area
Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2010	2011	2012
	In thousands
Japan	$3,485	$2,694	$3,587
Germany	1,947	3,308	3,217
India	5,852	2,622	224
Scandinavia	1,360	3,601	1,152
Mexico	538	1,184	1,519
Other	1,449	2,176	1,494
	$14,631	$15,585	$11,193

Schedule of Revenues of Major Customers
Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:
	Year ended December 31
	2010	2011	2012
	In thousands
Customer A	$3,387	$2,584	$2,835
Customer B	$538	$1,061	$1,498
Customer C	$5,852	$2,622	$224
Customer D	$1,360	$3,601	$1,152
Customer E	$979	$2,905	$2,869

Schedule of Cost of Revenues
Cost of revenues:
	Year ended December 31
	2010	2011	2012
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,380	$6,169	$3,003
Payroll and related expenses	1,173	1,025	487
Depreciation	230	173	135
Other	557	1,279	444
	$9,340	$8,646	$4,069

Schedule of Research and Development Expenses, Net
Research and development expenses - net:
	Year ended December 31
	2010	2011	2012
	In thousands
Total expenses	$16,667	$13,118	$8,212
Less - grants and participations, see Note 6a	2,569	3,209	2,689
	$14,098	$9,909	$5,523

Schedule of Financing Expenses, Net
Financial expenses - net:

Income:
Interest on bank deposits	$17	$35	-,-
Gain and interest on marketable securities	2,167	1,826	$1,299
	$2,184	$1,861	$1,299
Expenses:
Interest in respect of convertible subordinated notes	$1,962	$2,477	$1,752
Amortization of convertible subordinated
notes issuance costs and discount	1,333	894	34
Impairment and loss from the sale of marketable securities	447	3,013	512
Other (mainly currency transaction
losses and bank charges, net)	84	468	474
	3,826	6,852	2,772
	$(1,642)	$(4,991)	$(1,473)